UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527

                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Government & Agency Money Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                      Amount ($)            Value ($)
                                                                                  ------------------------------------
Agencies Not Backed by the Full Faith and Credit of the
US Government 68.0%
US Government Sponsored Agencies 50.0%
Federal Farm Credit Bank:
2.85%*, 6/13/2005                                                                    15,000,000            14,999,823
2.9%*, 1/17/2006                                                                     15,000,000            15,000,000
2.97%*, 12/27/2005                                                                   15,000,000            15,000,000
Federal Home Loan Bank:
2.76%**, 5/6/2005                                                                    30,000,000            29,988,500
2.875%*, 9/12/2005                                                                   28,000,000            27,993,698
Federal Home Loan Mortgage Corp.:
2.785%**, 6/13/2005                                                                   5,950,000             5,930,207
2.81%**, 6/27/2005                                                                   14,000,000            13,937,712
2.9%**, 8/9/2005                                                                     12,000,000            11,903,333
2.99%**, 7/12/2005                                                                    2,000,000             1,988,040
3.083%*, 10/7/2005                                                                   10,000,000            10,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                      5,500,000             5,500,000
2.77%*, 9/7/2006                                                                     25,000,000            24,974,846
2.98%**, 9/16/2005                                                                    2,542,000             2,512,962
3.075%**, 1/27/2006                                                                   3,000,000             2,930,556
                                                                                                          -----------
                                                                                                          182,659,677

US Government Agency Sponsored Pass-Throughs 18.0%
Federal National Mortgage Association:
2.68%**, 5/2/2005                                                                    10,000,000             9,999,256
2.83%**, 6/1/2005                                                                    25,000,000            24,939,077
3.0%**, 7/1/2005                                                                     13,000,000            12,933,917
3.04%**, 7/1/2005                                                                     6,000,000             5,969,093
3.05%**, 7/5/2005                                                                     5,000,000             4,972,465
3.12%**, 8/1/2005                                                                     7,000,000             6,944,793
                                                                                                          -----------
Total Agencies Not Backed by the Full Faith and Credit of the                                              65,758,601
US Government (Cost $248,418,278)


Agencies Backed by the Full Faith and Credit of the US Government 4.4%
Government Guaranteed Securities Hainan Airlines:
Series 2001-1, 3.01%*, 12/15/2007                                                     8,025,371             8,025,371
Series 2001-2, 3.01%*, 12/15/2007                                                     4,012,685             4,012,685
Series 2001-3, 3.01%*, 12/15/2007                                                     4,012,685             4,012,685
                                                                                                          -----------
Total Agencies Backed by the Full Faith and Credit of the                                                  16,050,741
US Government (Cost $16,050,741)


Repurchase Agreements 29.3%
Bank of America, 2.78%, dated 3/22/2005, to be repurchased at
$40,129,733 on 5/3/2005 (a)                                                          40,000,000            40,000,000
Bank of America, 2.8, dated 4/22/2005, to be repurchased at
$12,010,267 on 5/3/2005 (b)                                                          12,000,000            12,000,000
Merrill Lynch & Co., Inc., 3.00%, dated 4/6/2005, to be
repurchased at $29,217,500 on 7/5/2005 (c)                                           29,000,000            29,000,000
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased at
$24,005,940 on 5/2/2005 (d)                                                          24,000,000            24,000,000
State Street Bank and Trust Co., 2.74%, dated 4/29/2005, to be
repurchased at $1,874,428 on 5/2/2005 (e)                                             1,874,000             1,874,000
                                                                                                          -----------
Total Repurchase Agreements (Cost $106,874,000)                                                           106,874,000


                                                                                           % of
                                                                                          Net Assets         Value ($)
                                                                                          ----------         ---------

Total Investment Portfolio  (Cost $371,343,019)                                           101.7           371,343,019
Other Assets and Liabilities, Net                                                          -1.7            -6,262,570
                                                                                                          -----------
Net Assets                                                                                100.0           365,080,449
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                              Maturity            Collateral
Amount ($)         Security                                            Rate (%)            Date              Value ($)
----------------------------------------------------------------------------------------------------------------------
                                                                                      5/1/2020-
        34,885,091 Federal National Mortgage Association              2.592-6.5        5/1/2035            35,691,879
         4,907,471 Federal Home Loan Mortgage Corp.                      6.0           4/1/2014             5,108,121
----------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                     40,800,000

(b) Collateralized by $11,880,467 Federal National Mortgage Association,
4.5-6.175%, with various maturities 8/1/2008-5/1/2035 with a value of $12,240,001.

(c) Collateralized by:

Principal                                                                              Maturity            Collateral
Amount ($)         Security                                            Rate (%)            Date              Value ($)
----------------------------------------------------------------------------------------------------------------------
                   Federal Home Loan Mortgage Corp.,                                     12/15/2017-
        69,095,707 Interest Only                                       5.0-6.0        3/15/2033            10,034,806
                   Federal Home Loan Mortgage Corp.,                                      2/15/2032-
         7,466,848 Principal Only                                        0.0          7/15/2034             6,563,107
                   Federal National Mortgage Association,                                 6/25/2018-
        47,377,946 Interest Only                                       5.0-6.0           11//25/2034        7,804,904
                   Federal National Mortgage Association,                                 9/25/2032-
         7,986,353 Principal Only                                        0.00         7/25/2033             5,177,715
----------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                     29,580,532

(d) Collateralized by $24,236,626 Federal Home Loan Mortgage Corp., 5.0-6.0%, with various maturities 4/1/2035-8/1/2035 with a value of $24,480,001.

(e) Collateralized by $1,900,000 Federal Home Loan Mortgage Corp., 1.5%, maturing on 5/13/2005 with a value of $1,912,031.


Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.


Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Government & Agency Money Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Government & Agency Money Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005